SCHEDULE OF LOANS PAYABLE (Details)	12 Months Ended
Feb. 29, 2024 USD ($)
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 32,796,346
Less: current portion of loans payable	(13,879,479)
Less: discount on non-current loans payable	(4,118,334)
Non-current loans payable, net of discount	14,798,532
Current portion of loans payable	13,879,479
Less: discount on current portion of loans payable	(688,597)
Current portion of loans payable, net of discount	$ 13,190,882
Promissory Note Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jul. 18, 2016	[1]
Debt Instrument, Maturity Date	Jul. 18, 2017	[1]
Debt instrument, face amount	$ 3,500	[1]
Annual interest rate	22.00%	[1]
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Dec. 10, 2020	[2]
Debt Instrument, Maturity Date	Mar. 01, 2025	[2]
Debt instrument, face amount	$ 3,921,168	[2]
Annual interest rate	12.00%	[2]
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Dec. 10, 2020	[3]
Debt Instrument, Maturity Date	Mar. 01, 2025	[3]
Debt instrument, face amount	$ 2,754,338	[3]
Annual interest rate	12.00%	[3]
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Dec. 10, 2020	[4]
Debt Instrument, Maturity Date	Dec. 10, 2023	[4]
Debt instrument, face amount	$ 165,605	[4]
Annual interest rate	12.00%	[4]
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Dec. 14, 2020	[5]
Debt Instrument, Maturity Date	Dec. 14, 2023	[5]
Debt instrument, face amount	$ 310,375	[5]
Annual interest rate	12.00%	[5]
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Dec. 30, 2020	[6]
Debt Instrument, Maturity Date	Mar. 01, 2025	[6]
Debt instrument, face amount	$ 350,000	[6]
Annual interest rate	12.00%	[6]
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jan. 01, 2021	[7]
Debt Instrument, Maturity Date	Mar. 01, 2025	[7]
Debt instrument, face amount	$ 25,000	[7]
Annual interest rate	12.00%	[7]
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jan. 01, 2021	[8]
Debt Instrument, Maturity Date	Mar. 01, 2025	[8]
Debt instrument, face amount	$ 145,000	[8]
Annual interest rate	12.00%	[8]
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jan. 14, 2021	[9]
Debt Instrument, Maturity Date	Mar. 01, 2025	[9]
Debt instrument, face amount	$ 550,000	[9]
Annual interest rate	12.00%	[9]
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2021	[10]
Debt Instrument, Maturity Date	Mar. 01, 2025	[10]
Debt instrument, face amount	$ 1,650,000	[10]
Annual interest rate	12.00%	[10]
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 01, 2021	[11]
Debt Instrument, Maturity Date	Mar. 01, 2024	[11]
Debt instrument, face amount	$ 6,000,000	[11]
Annual interest rate	12.00%	[11]
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jun. 08, 2021	[12]
Debt Instrument, Maturity Date	Jun. 08, 2024	[12]
Debt instrument, face amount	$ 2,750,000	[12]
Annual interest rate	12.00%	[12]
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jul. 12, 2021	[13]
Debt Instrument, Maturity Date	Jul. 26, 2026	[13]
Debt instrument, face amount	$ 3,776,360	[13]
Annual interest rate	7.00%	[13]
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 14, 2021	[14]
Debt Instrument, Maturity Date	Sep. 14, 2024	[14]
Debt instrument, face amount	$ 1,650,000	[14]
Annual interest rate	12.00%	[14]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jul. 28, 2022	[15]
Debt Instrument, Maturity Date	Mar. 01, 2025	[15]
Debt instrument, face amount	$ 170,000	[15]
Annual interest rate	15.00%	[15]
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Aug. 30, 2022	[16]
Debt Instrument, Maturity Date	Aug. 30, 2024	[16]
Debt instrument, face amount	$ 3,000,000	[16]
Annual interest rate	15.00%	[16]
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 07, 2022	[17]
Debt Instrument, Maturity Date	Mar. 01, 2025	[17]
Debt instrument, face amount	$ 400,000	[17]
Annual interest rate	15.00%	[17]
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 08, 2022	[18]
Debt Instrument, Maturity Date	Mar. 01, 2025	[18]
Debt instrument, face amount	$ 475,000	[18]
Annual interest rate	15.00%	[18]
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Oct. 13, 2022	[19]
Debt Instrument, Maturity Date	Mar. 01, 2025	[19]
Debt instrument, face amount	$ 350,000	[19]
Annual interest rate	15.00%	[19]
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Oct. 28, 2022	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Nov. 09, 2022	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Nov. 10, 2022	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Nov. 15, 2022	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jan. 11, 2023	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 06, 2023	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Apr. 05, 2023	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Apr. 20, 2023	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	May 11, 2023	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Oct. 27, 2023	[20]
Debt Instrument, Maturity Date	Oct. 31, 2026	[20]
Debt instrument, face amount	$ 400,000	[20]
Annual interest rate	15.00%	[20]
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Nov. 30, 2023	[21]
Debt Instrument, Maturity Date	Oct. 31, 2025	[21]
Debt instrument, face amount	$ 350,000	[21]
Annual interest rate	35.00%	[21]

[1]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[2]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[3]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $100,000 and $300,000 has been repaid the three and nine months ended November 30, 2023. The balance at November 30,2023 is now $2,754,338. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[4]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[5]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. The loan is presently in default and the Company is working on a extension with the lender.
[6]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 29, 2024, the Company recorded amortization expense of $120,023, with an unamortized discount of $73,491 at February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[7]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[8]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[9]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 29, 2024, the Company recorded amortization expense of $148,493, with an unamortized discount of $90,443 at February 29, 2024. On November 28, 2023, the parties extended the maturity date from January 14, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[10]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the year ended February 29, 2024, the Company recorded amortization expense of $559,061, with an unamortized discount of $553,199 at February 29, 2024. On November 28, 2023, the parties extended the maturity date from February 22, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[11]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[12]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the year ended February 29, 2024, the Company recorded amortization expense of $756,550, with an unamortized discount of $37,668 at February 29, 2024.
[13]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the year ended February 29, 2024 there were repayments of $108,000 on the note.
[14]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the year ended February 29, 2024, the Company recorded amortization expense of $575,036, with an unamortized discount of $639,395 at February 29, 2024.
[15]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $9,026, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from July 28, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[16]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the year ended February 29, 2024, the Company recorded amortization expense of $19,333, with an unamortized discount of $11,535 at February 29, 2024.
[17]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $27,821, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from September 7, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[18]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $36,739, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from September 8, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[19]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $32,910, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from October 13, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[20]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[21]	On November 30, 2023, the Company entered into an agreement where the lender will buy pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. As the proceeds were received on December 1, 2023 , this loan was recorded on December 1, 2023. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment.